Combined and Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Dividends and distributions paid	Dividends declared	Parent	Parent Dividends and distributions paid	Parent Dividends declared	Class A Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Dividends and distributions paid	Accumulated Deficit Dividends declared	Accumulated Other Comprehensive Income	Predecessor Net Parent Investment	Non-controlling Interest	Non-controlling Interest Dividends and distributions paid	Non-controlling Interest Dividends declared
Balance, beginning of period at Dec. 31, 2013	$ 6,296,856			$ 6,296,856			$ 0	$ 0	$ 0			$ 0	$ 6,296,856	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(246,242)			(246,242)									(246,242)
Other comprehensive income - cash flow hedges	0
Net transfers from Parent	76,733			76,733									76,733
Balance, end of period at Dec. 31, 2014	6,127,347			6,127,347			0	0	0			0	6,127,347	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(261,954)			(261,954)									(261,954)
Other comprehensive income - cash flow hedges	0
Net transfers from Parent	193,566			193,566									193,566
Balance, end of period at Dec. 31, 2015	6,058,959			6,058,959			0	0	0			0	6,058,959	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(84,383)			(84,383)									(84,383)
Assumption of bridge facilities from MGM	(4,000,000)			(4,000,000)									(4,000,000)
Other contributions from MGM	1,893,502			1,893,502									1,893,502
Issuance of Class A shares	1,207,500			1,207,500				1,207,500
Initial public offering costs	(75,032)			(75,032)				(75,032)
Balance, end of period at Apr. 24, 2016	0			(3,666,293)			0	201,785	0			0	(3,868,078)	3,666,293
Balance, beginning of period at Dec. 31, 2015	6,058,959			6,058,959			0	0	0			0	6,058,959	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	35,346
Other comprehensive income - cash flow hedges	1,879
Balance, end of period at Dec. 31, 2016	5,608,261			1,333,817			0	1,363,130	(29,758)			445	0	4,274,444
Balance, beginning of period at Apr. 24, 2016	0			(3,666,293)			0	201,785	0			0	(3,868,078)	3,666,293
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Borgata Transaction	728,379			28,753				28,753						699,626
Net income (loss)	119,729			29,938					29,938					89,791
Share-based compensation	510			124				124						386
Deemed contribution - tax sharing agreement	2,156													2,156
Dividends		$ (150,829)	$ (94,109)		$ (37,415)	$ (22,281)				$ (37,415)	$ (22,281)
Dividends															$ (113,414)	$ (71,828)
Other comprehensive income - cash flow hedges	1,879			445								445		1,434
Balance, end of period at Dec. 31, 2016	5,608,261			1,333,817			$ 0	$ 1,363,130	$ (29,758)			445	$ 0	4,274,444
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	134,267			33,053										101,214
Share-based compensation	943			229										714
Deemed contribution - tax sharing agreement	3,903			0										3,903
Dividends	(291,326)			(73,063)
Issuance of Class A shares	387,548			329,508										58,040
Dividends														(218,263)
Other comprehensive income - cash flow hedges	(2,992)			(644)										(2,348)
Balance, end of period at Sep. 30, 2017	$ 5,840,347			$ 1,622,813								$ (308)		$ 4,217,534